Segments and Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Revenues, Expenses and Operating Income (Loss) by Market Segment

The Company does not measure the performance of its segments on any asset-based metrics. Therefore, segment information is presented only for operating income (loss). Revenues, expenses and operating income (loss) by market segment were as follows (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2015	2014	2015	2014
Revenues:
Cosmeceutical market	$884	$746	$1,725	$1,549
Biomedical market	931	842	1,712	1,688

Total revenues	1,815	1,588	3,437	3,237
Operating expenses:
Therapeutic market	1,316	2,388	3,552	4,608
Cosmeceutical market	777	785	1,489	1,573
Biomedical market	659	658	1,299	1,364

Total operating expenses	2,752	3,831	6,340	7,545
Operating income (loss):
Therapeutic market	(1,316)	(2,388)	(3,552)	(4,608)
Cosmeceutical market	107	(39)	236	(24)
Biomedical market	272	184	413	324

Total operating loss	$(937)	$(2,243)	$(2,903)	$(4,308)

Revenues, expenses and operating income (loss) by market segment were as follows (in thousands):

	For the Years Ended Ended December 31,
	2014	2013
Revenues:
Cosmeceutical market	$3,507	$3,204
Biomedical market	3,510	2,943

Total revenues	7,017	6,147
Operating expenses:
Therapeutic market	9,695	8,200
Cosmeceutical market	3,253	2,914
Biomedical market	2,749	2,579

Total operating expenses	15,697	13,693
Operating income (loss):
Therapeutic market	(9,695)	(8,200)
Cosmeceutical market	254	290
Biomedical market	761	364

Total operating loss	$(8,680)	$(7,546)

Summary of Significant Revenues in Following Regions

Significant revenues in the following regions are those that are attributable to the individual countries within the region to which the product was shipped (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2015	2014	2015	2014
North America	$1,470	$1,318	$2,770	$2,667
Asia	269	162	482	340
Europe	70	101	160	210
All other regions	6	7	25	20

Total	$1,815	$1,588	$3,437	$3,237

Significant revenues in the following regions are those that are attributable to the individual country within the region to which the product was shipped (in thousands):

	For the Years Ended December 31,
	2014	2013
North America	$5,632	$4,779
Asia	943	905
Europe	393	355
All other regions	49	108

Total	$7,017	$6,147